EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 8, 2011 (Accession No. 0001193125-11-212632), to the Prospectus dated May 1, 2011, for AXA Aggressive Allocation Portfolio, AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio and AXA Moderate-Plus Allocation Portfolio, each a series of AXA Premier VIP Trust.